Schedule of Future Minimum Lease Payments Under the Operating Lease (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Earnings Per Share [Abstract]
2026 (remaining six months)	$ 163
2027	328
2028	328
2029	274
Total future minimum lease payments	1,093
Less: present value discount	(59)
Present value of lease liability	$ 1,034